N-2	Mar. 28, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001782524
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	MORGAN STANLEY DIRECT LENDING FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	1.50	% (1)
Offering expenses (as a percentage of offering price)	0.33	% (2)
Dividend reinvestment plan expenses	—	(3)
Total stockholder transaction expenses (as a percentage of offering price)	1.83%
(1)
Amount reflects the maximum commission with respect to the shares of our common stock being sold in this offering, which we will pay to the Sales Agents in connection with sales of shares of our common stock effected by the Sales Agents in this offering. There is no guarantee that we will sell any shares of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)	Amount reflects estimated offering expenses of approximately $1.0 million and assumes we sell $300,000,000 of common stock under the Equity Distribution Agreement.
(3)	The expenses associated with the dividend reinvestment plan are included in “Other expenses.” See “Dividend Reinvestment Plan” in the accompanying prospectus.

Sales Load [Percent]	1.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.33%	[3]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to common stock):
Management fees	1.90	% (4)
Incentive fees payable under the Investment Advisory Agreement	2.34	% (5)
Interest payments on borrowed funds	6.60	% (6)
Other expenses	0.54	% (7)
Total annual expenses	11.38%
(4)
Our base management fee is calculated at an annual rate of 1.0% of our average gross assets at the end of the two most recently completed calendar quarters, including assets purchased with borrowed funds or other forms of leverage but excluding cash and cash equivalents. The base management fee reflected in the table above is based on actual amounts incurred under the Investment Advisory Agreement for the fiscal year ended December 31, 2024 at a rate of 1.0%. The Investment Adviser has agreed to waive its right to receive the base management fee in excess of 0.75% the average value of our gross assets at the end of the two most recently completed calendar quarters for the period from January 24, 2024 to January 24, 2025, or the “Waiver Period.” For the avoidance of doubt, the fee waiver is not reflected in the table above. For purposes of this table, the SEC requires the base management fee to be calculated by determining the ratio that the base management fee bears to our net assets attributable to common stock rather than our gross assets as set forth in the Investment Advisory Agreement. See “
Item 1. Financial Statements – Notes to Consolidated Financial Statements – (3) Significant Agreements and Related Party Transactions – Investment Advisory Agreement
” in our most recent Annual Report on Form
10-K,
which is incorporated by reference herein.

(5)
Our incentive fee consists of two parts. The first part is determined and paid quarterly based on our pre-incentive
fee net investment income and the second part is determined and payable in arrears based on net capital gains as of the end of each calendar year or upon termination of the Investment Advisory Agreement. The table reflects each incentive fee calculated at a rate of 17.5% based on actual amounts incurred under the Investment Advisory Agreement for the fiscal year ended December 31, 2024. Similar to the waiver referenced in footnote (4) above, the Adviser agreed to waive its right to receive each component of the incentive fee above 15% during the Waiver Period. This fee waiver is not reflected in the table above. See “
Item 1. Financial Statements – Notes to Consolidated Financial Statements – (3) Significant Agreements and Related Party Transactions – Investment Advisory Agreement
” in our most recent Annual Report on Form
10-K,
which is incorporated by reference herein.
(6)
Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our actual interest and credit facility expenses incurred for the fiscal year ended December 31, 2024, which includes the impact of interest rate swaps. For the fiscal year ended December 31, 2024, our average borrowings outstanding was $1,681.4 million and our weighted average effective interest rate for total debt outstanding was 6.90%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(7)
“Other expenses” includes estimated overhead expenses, including payments under the Administration Agreement with our Administrator, and is based on actual amounts incurred during the year ended December 31, 2024.

Management Fees [Percent]	1.90%	[4]
Interest Expenses on Borrowings [Percent]	6.60%	[5]
Incentive Fees [Percent]	2.34%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.54%	[7]
Total Annual Expenses [Percent]	11.38%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. Transaction expenses are included in the following example.

You would pay the following expenses on a $1,000 investment	1 year	3 years	5 years	10 years
Assuming a 5% annual return (assumes no return from net realized capital gains or net unrealized capital appreciation)	$105	$269	$419	$746
Assuming a 5% annual return (assumes return entirely from realized capital gains and thus subject to the capital gain incentive fee)	$113	$290	$449	$784

Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor in shares of our common stock will bear directly or indirectly. However, we caution you that some of the percentages indicated in the table below are estimates and may vary. Actual costs and expenses incurred by investors in shares of our common stock may be greater than the percentage estimates in the table below. Whenever this prospectus supplement or the accompanying propsectus contains a reference to fees or expenses paid by “us” or the “Company,” or that “we” will pay fees or expenses, our common stockholders will indirectly bear such fees or expenses.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Transaction Fees, Note [Text Block]	Amount reflects estimated offering expenses of approximately $1.0 million and assumes we sell $300,000,000 of common stock under the Equity Distribution Agreement.
Other Expenses, Note [Text Block]	“Other expenses” includes estimated overhead expenses, including payments under the Administration Agreement with our Administrator, and is based on actual amounts incurred during the year ended December 31, 2024.
Management Fee not based on Net Assets, Note [Text Block]	Our base management fee is calculated at an annual rate of 1.0% of our average gross assets at the end of the two most recently completed calendar quarters, including assets purchased with borrowed funds or other forms of leverage but excluding cash and cash equivalents. The base management fee reflected in the table above is based on actual amounts incurred under the Investment Advisory Agreement for the fiscal year ended December 31, 2024 at a rate of 1.0%. The Investment Adviser has agreed to waive its right to receive the base management fee in excess of 0.75% the average value of our gross assets at the end of the two most recently completed calendar quarters for the period from January 24, 2024 to January 24, 2025, or the “Waiver Period.” For the avoidance of doubt, the fee waiver is not reflected in the table above. For purposes of this table, the SEC requires the base management fee to be calculated by determining the ratio that the base management fee bears to our net assets attributable to common stock rather than our gross assets as set forth in the Investment Advisory Agreement. See “
Item 1. Financial Statements – Notes to Consolidated Financial Statements – (3) Significant Agreements and Related Party Transactions – Investment Advisory Agreement
” in our most recent Annual Report on Form
10-K,
	which is incorporated by reference herein.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objective is to achieve attractive risk-adjusted returns via current income and, to a lesser extent, capital appreciation by investing primarily in directly originated senior secured term loans issued by U.S. middle market companies in which private equity sponsors have a controlling equity stake in the portfolio company.
Risk Factors [Table Text Block]
Risk Factors	An investment in our common stock is subject to risks and involves a heightened risk of total loss of investment. In addition, the companies in which we invest are subject to special risks. See “Risk Factors” in our most recent Annual Report on Form
10-K,
which is incorporated by reference herein, in the accompanying prospectus, and under similar headings in the documents that are filed with the SEC on or after the date hereof and are incorporated by reference into this prospectus supplement and the accompanying prospectus to read about factors you should consider, including the risks of leverage, before investing in our common stock.

Assuming Five Percent Annual Return Assumes No Return From Net Realized Capital Gains Or Net Unrealized Capital Appreciation [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 105
Expense Example, Years 1 to 3	269
Expense Example, Years 1 to 5	419
Expense Example, Years 1 to 10	746
Assuming Five Percent Annual Return Assumes Return Entirely From Realized Capital Gains And Thus Subject To The Capital Gain Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	113
Expense Example, Years 1 to 3	290
Expense Example, Years 1 to 5	449
Expense Example, Years 1 to 10	$ 784
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common stock

[1]	Amount reflects the maximum commission with respect to the shares of our common stock being sold in this offering, which we will pay to the Sales Agents in connection with sales of shares of our common stock effected by the Sales Agents in this offering. There is no guarantee that we will sell any shares of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The expenses associated with the dividend reinvestment plan are included in “Other expenses.” See “Dividend Reinvestment Plan” in the accompanying prospectus.
[3]	Amount reflects estimated offering expenses of approximately $1.0 million and assumes we sell $300,000,000 of common stock under the Equity Distribution Agreement.
[4]	Our base management fee is calculated at an annual rate of 1.0% of our average gross assets at the end of the two most recently completed calendar quarters, including assets purchased with borrowed funds or other forms of leverage but excluding cash and cash equivalents. The base management fee reflected in the table above is based on actual amounts incurred under the Investment Advisory Agreement for the fiscal year ended December 31, 2024 at a rate of 1.0%. The Investment Adviser has agreed to waive its right to receive the base management fee in excess of 0.75% the average value of our gross assets at the end of the two most recently completed calendar quarters for the period from January 24, 2024 to January 24, 2025, or the “Waiver Period.” For the avoidance of doubt, the fee waiver is not reflected in the table above. For purposes of this table, the SEC requires the base management fee to be calculated by determining the ratio that the base management fee bears to our net assets attributable to common stock rather than our gross assets as set forth in the Investment Advisory Agreement. See “Item 1. Financial Statements – Notes to Consolidated Financial Statements – (3) Significant Agreements and Related Party Transactions – Investment Advisory Agreement” in our most recent Annual Report on Form 10-K, which is incorporated by reference herein.
[5]	Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our actual interest and credit facility expenses incurred for the fiscal year ended December 31, 2024, which includes the impact of interest rate swaps. For the fiscal year ended December 31, 2024, our average borrowings outstanding was $1,681.4 million and our weighted average effective interest rate for total debt outstanding was 6.90%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
[6]	Our incentive fee consists of two parts. The first part is determined and paid quarterly based on our pre-incentive fee net investment income and the second part is determined and payable in arrears based on net capital gains as of the end of each calendar year or upon termination of the Investment Advisory Agreement. The table reflects each incentive fee calculated at a rate of 17.5% based on actual amounts incurred under the Investment Advisory Agreement for the fiscal year ended December 31, 2024. Similar to the waiver referenced in footnote (4) above, the Adviser agreed to waive its right to receive each component of the incentive fee above 15% during the Waiver Period. This fee waiver is not reflected in the table above. See “Item 1. Financial Statements – Notes to Consolidated Financial Statements – (3) Significant Agreements and Related Party Transactions – Investment Advisory Agreement” in our most recent Annual Report on Form 10-K, which is incorporated by reference herein.
[7]	“Other expenses” includes estimated overhead expenses, including payments under the Administration Agreement with our Administrator, and is based on actual amounts incurred during the year ended December 31, 2024.